22. Fair Value (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities:
Operating lease obligations	$ 1,263,173	$ 0
Finance lease obligations	99,823	266,747
Carrying Amount
Financial assets: (in thousands)
Cash and cash equivalents	48,562	67,935
Debt securities AFS	45,967	39,367
Restricted equity securities	1,432	1,749
Loans and loans held-for-sale, net of ALL
Commercial & industrial	98,062	80,049
Commercial real estate	243,022	232,239
Municipal	55,817	47,067
Residential real estate - 1st lien	156,897	164,202
Residential real estate - Jr. lien	42,927	44,260
Consumer	4,337	5,031
Mortgage servicing rights	940	1,005
Accrued interest receivable	2,337	2,301
Financial liabilities:
Other deposits	603,872	573,525
Brokered deposits	11,149	35,292
Long-term borrowings	2,650	1,550
Repurchase agreements	33,190	30,522
Capital lease obligations	0	267
Operating lease obligations	1,263	0
Finance lease obligations	100	0
Subordinated debentures	12,887	12,887
Accrued interest payable	139	113
Fair Value Level 1
Financial assets: (in thousands)
Cash and cash equivalents	48,562	67,935
Debt securities AFS	0	0
Restricted equity securities	0	0
Loans and loans held-for-sale, net of ALL
Commercial & industrial	0	0
Commercial real estate	0	0
Municipal	0	0
Residential real estate - 1st lien	0	0
Residential real estate - Jr. lien	0	0
Consumer	0	0
Mortgage servicing rights	0	0
Accrued interest receivable	0	0
Financial liabilities:
Other deposits	0	0
Brokered deposits	0	0
Long-term borrowings	0	0
Repurchase agreements	0	0
Capital lease obligations	0	0
Operating lease obligations	0	0
Finance lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Fair Value Level 2
Financial assets: (in thousands)
Cash and cash equivalents	0	0
Debt securities AFS	45,967	39,367
Restricted equity securities	1,432	1,749
Loans and loans held-for-sale, net of ALL
Commercial & industrial	0	0
Commercial real estate	0	0
Municipal	0	0
Residential real estate - 1st lien	0	0
Residential real estate - Jr. lien	0	0
Consumer	0	0
Mortgage servicing rights	1,250	1,481
Accrued interest receivable	2,337	2,301
Financial liabilities:
Other deposits	604,267	571,952
Brokered deposits	11,153	35,247
Long-term borrowings	2,427	1,425
Repurchase agreements	33,190	30,522
Capital lease obligations	0	267
Operating lease obligations	1,263	0
Finance lease obligations	100	0
Subordinated debentures	12,831	12,807
Accrued interest payable	139	113
Fair Value Level 3
Financial assets: (in thousands)
Cash and cash equivalents	0	0
Debt securities AFS	0	0
Restricted equity securities	0	0
Loans and loans held-for-sale, net of ALL
Commercial & industrial	97,356	79,773
Commercial real estate	242,735	230,532
Municipal	55,867	47,228
Residential real estate - 1st lien	156,520	161,068
Residential real estate - Jr. lien	42,950	44,127
Consumer	4,306	5,063
Mortgage servicing rights	0	0
Accrued interest receivable	0	0
Financial liabilities:
Other deposits	0	0
Brokered deposits	0	0
Long-term borrowings	0	0
Repurchase agreements	0	0
Capital lease obligations	0	0
Operating lease obligations	0	0
Finance lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Fair Value
Financial assets: (in thousands)
Cash and cash equivalents	48,562	67,935
Debt securities AFS	45,967	39,367
Restricted equity securities	1,432	1,749
Loans and loans held-for-sale, net of ALL
Commercial & industrial	97,356	79,773
Commercial real estate	242,735	230,532
Municipal	55,867	47,228
Residential real estate - 1st lien	156,520	161,068
Residential real estate - Jr. lien	42,950	44,127
Consumer	4,306	5,063
Mortgage servicing rights	1,250	1,481
Accrued interest receivable	2,337	2,301
Financial liabilities:
Other deposits	604,267	571,952
Brokered deposits	11,153	35,247
Long-term borrowings	2,427	1,425
Repurchase agreements	33,190	30,522
Capital lease obligations	0	267
Operating lease obligations	1,263	0
Finance lease obligations	100	0
Subordinated debentures	12,831	12,807
Accrued interest payable	$ 139	$ 113